Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at beginning of period	$ 501,064	$ 525,933	$ 526,522
Additions to tax positions of the current year	41,433	13,636	22,646
Additions to tax positions of the prior years	37,611	0	11,875
Reductions of tax positions of the prior years	0	(37,520)	(31,110)
Settlements and expiration of statutes of limitations	(12,406)	(2,410)	(3,457)
Effects of foreign currency translation	457	1,425
Effects of foreign currency translation			(543)
Unrecognized tax benefits at end of period	$ 568,159	$ 501,064	$ 525,933